SHAREHOLDERS' EQUITY (Stock Options Under the Plans) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of options
Exercised	(79,307)
Options [Member]
Number of options
Options outstanding, beginning balance	1,013,492
Granted	282,000
Exercised	(493,993)
Expired & forfeited	(35,374)
Options outstanding, ending balance	766,125	1,013,492
Exercisable at December 31, 2014	588,525
Weighted average exercise price
Options outstanding, beginning balance	$ 4.34
Granted	$ 5.85
Exercised	$ 3.44
Expired & forfeited	$ 6.41
Options outstanding, ending balance	$ 5.38	$ 4.34
Exercisable at December 31, 2014	$ 5.33
Weighted average remaining contractual term (in years)
Outstanding	3 years 6 months 18 days	3 years 7 months 20 days
Exercisable at December 31, 2014	3 years 2 months 16 days
Aggregate intrinsic value
Outstanding	$ 5,221	$ 1,813
Options exercisable	4,050
Vested and expected to vest at December 31, 2014
Number of options	766,125
Weighted average exercise price	$ 5.38
Weighted average remaining contractual life	3 years 6 months 18 days
Aggregate intrinsic value	$ 5,221